Employee Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Age	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
401(k) savings and retirement plan, eligibility age	21
401(k) savings and retirement plan, required service period for eligibility	90 days
401(k) savings and retirement plan, expense	$ 105	$ 92
Supplemental Executive Retirement Agreements, total liability	533	368
Supplemental Executive Retirement Agreements, expenses	170	147
Supplemental Executive Retirement Agreements, benefits paid	$ 5	$ 5
Employment agreements, Executive Officers required service period	2 years